GIANT 5 FUNDS

                        Supplement dated October 1, 2007
                                     to the
                          Prospectus dated July 2, 2007
                                 for the various
                                  Giant 5 Funds

This Supplement updates certain information contained in the Giant 5 Funds Prospectus dated July 2, 2007. You should keep this Supplement with your Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge at www.giant5.com or by calling 1-888-5GIANT5.

The first paragraph of the section entitled "Delivery of Shareholder Documents" beginning on page 38 of the Prospectus is hereby deleted and replaced with the following:

Copies of the Funds' prospectuses, SAI and shareholder reports ("Reports") are available, free of charge, on the Adviser's website, www.Giant5.com. To reduce the Funds' expenses, you will be asked to consent to receive Reports electronically and to provide your e-mail address on the Funds' account application. Shareholders who do not elect to receive electronic copies of the Reports will receive paper copies free of charge; however, electronic delivery of the Reports is encouraged and intended to protect our shareholders by limiting the Funds' expenses and advancing conservation of natural resources.


                        PLEASE KEEP FOR FUTURE REFERENCE



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                                  GIANT 5 FUNDS

                        Supplement dated October 1, 2007
                                     to the
             Statement of Additional Information dated July 2, 2007
                                 for the various
                                  Giant 5 Funds

This Supplement updates certain information contained in the Giant 5 Funds Statement of Additional Information dated July 2, 2007. You should keep this Supplement with your Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge at www.giant5.com or by calling 1-888-5GIANT5.

The second sentence in the third paragraph on page 1 of the Statement of Additional Information is hereby deleted and replaced with the following:

A Prospectus may be obtained, without charge, on the Adviser's website (www.giant5.com), by writing the Funds at the address above, or by calling 1-888-5GIANT5.

                        PLEASE KEEP FOR FUTURE REFERENCE